Schedule I Condensed Financial Information of Parent Company (Details) - Schedule I Condensed Financial Information of Parent Company Balance Sheet - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 1,600	$ 5,378
Prepaid expenses and other current assets	126	9
Amount due from subsidiaries	3,081	3,081
Total Current Assets	4,807	8,468
Property, plant and equipment, net	3	1
Other non-current assets	377
Investments in subsidiaries	6,122
Total Assets	11,309	8,469
Liabilities
Accrued expenses and other current liabilities		2
Income tax payables	557	557
Amount due to subsidiaries	64,432	12
Total Current Liabilities	64,989	571
Deposit liability for series B2 convertible preferred shares (“Series B2 Preferred”)	21,792	21,792
Deficits of investments in subsidiaries		28,648
Total Liabilities	86,781	51,011
Mezzanine Equity
Series C1 convertible redeemable preferred shares (“Series C1 Preferred”) (US$0.01 par value; 166,950 shares authorized, issued and outstanding as of December 31, 2019 and 2020)	80,581	76,684
Series C2 convertible redeemable preferred shares (“Series C2 Preferred”) (US$0.01 par value; 126,345 shares authorized, issued and outstanding as of December 31, 2019 and 2020)	81,966	73,100
Series D1 convertible redeemable preferred shares (“Series D1 Preferred”) (US$0.01 par value; 139,186 shares authorized, issued and outstanding as of December 31, 2019 and 2020)	146,583	127,935
Total Mezzanine Equity	309,130	277,719
Shareholders’ Deficit
Ordinary shares (par value of US$0.01 per share, 1,500,000 shares authorized as of December 31, 2019 and 2020; 617,880 shares issued and outstanding as of December 31, 2019 and 2020)	6	6
Additional paid-in capital		3,727
Accumulated deficit	(391,964)	(314,728)
Accumulated other comprehensive deficit	7,356	(9,266)
Total Shareholders’ Deficit	(384,602)	(320,261)
Total Liabilities, Mezzanine Equity and Shareholders’ Deficit	$ 11,309	$ 8,469